Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000075564 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000075564 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000075564 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000075565 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000075565 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000075565 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000107929 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000107929 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000107929 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000154558 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000154558 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000154558 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000112693 | Balanced Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000107931 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000107931 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000107931 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Private Placements
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107930 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000107930 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000107930 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000107932 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000107932 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000107932 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000135433 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000135433 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	81.20%